UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Core Equity Fund
Class A [PMYAX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Putnam Core Equity Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$99	0.94%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class A shares of Putnam Core Equity Fund returned 10.69%. The Fund compares its performance to the Russell 3000 Index, which returned 11.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in CBRE Group, a commercial real estate company.
↑	Overweight position in Walmart, a multinational retail corporation.
↑	Decision to not own Advanced Micro Devices, a semiconductor company.

Top detractors from performance:
↓	Decision to not own Netflix, an entertainment services company.
↓	Overweight position in LAM Research, a semiconductor equipment company.
↓	Overweight position in ConocoPhillips, an oil and natural gas company.
Putnam Core Equity Fund	PAGE 1	39142-ATSA-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class A	10.69	17.27	12.07
Class A (with sales charge)	4.32	15.89	11.41
Russell 3000 Index	11.40	15.12	11.68
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$5,052,537,471
Total Number of Portfolio Holdings*	134
Total Management Fee Paid	$26,720,505
Portfolio Turnover Rate	11%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Core Equity Fund	PAGE 2	39142-ATSA-0625

HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-advisor by Putnam Management for the Fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective January 31, 2025, the portfolio managers for the Fund are Gerard Sullivan, Arthur Yeager and Walter Scully.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Core Equity Fund	PAGE 3	39142-ATSA-0625

Putnam Core Equity Fund
Class C [PMYCX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Putnam Core Equity Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$177	1.69%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class C shares of Putnam Core Equity Fund returned 9.87%. The Fund compares its performance to the Russell 3000 Index, which returned 11.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in CBRE Group, a commercial real estate company.
↑	Overweight position in Walmart, a multinational retail corporation.
↑	Decision to not own Advanced Micro Devices, a semiconductor company.

Top detractors from performance:
↓	Decision to not own Netflix, an entertainment services company.
↓	Overweight position in LAM Research, a semiconductor equipment company.
↓	Overweight position in ConocoPhillips, an oil and natural gas company.
Putnam Core Equity Fund	PAGE 1	39142-ATSC-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class C	9.87	16.40	11.40
Class C (with sales charge)	8.87	16.40	11.40
Russell 3000 Index	11.40	15.12	11.68
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$5,052,537,471
Total Number of Portfolio Holdings*	134
Total Management Fee Paid	$26,720,505
Portfolio Turnover Rate	11%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Core Equity Fund	PAGE 2	39142-ATSC-0625

HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-advisor by Putnam Management for the Fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective January 31, 2025, the portfolio managers for the Fund are Gerard Sullivan, Arthur Yeager and Walter Scully.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Core Equity Fund	PAGE 3	39142-ATSC-0625

Putnam Core Equity Fund
Class R [PMYZX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Putnam Core Equity Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$125	1.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class R shares of Putnam Core Equity Fund returned 10.40%. The Fund compares its performance to the Russell 3000 Index, which returned 11.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in CBRE Group, a commercial real estate company.
↑	Overweight position in Walmart, a multinational retail corporation.
↑	Decision to not own Advanced Micro Devices, a semiconductor company.

Top detractors from performance:
↓	Decision to not own Netflix, an entertainment services company.
↓	Overweight position in LAM Research, a semiconductor equipment company.
↓	Overweight position in ConocoPhillips, an oil and natural gas company.
Putnam Core Equity Fund	PAGE 1	39142-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class R	10.40	16.98	11.79
Russell 3000 Index	11.40	15.12	11.68
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$5,052,537,471
Total Number of Portfolio Holdings*	134
Total Management Fee Paid	$26,720,505
Portfolio Turnover Rate	11%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Core Equity Fund	PAGE 2	39142-ATSR-0625

HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-advisor by Putnam Management for the Fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective January 31, 2025, the portfolio managers for the Fund are Gerard Sullivan, Arthur Yeager and Walter Scully.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Core Equity Fund	PAGE 3	39142-ATSR-0625

Putnam Core Equity Fund
Class R6 [PMYTX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Putnam Core Equity Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$65	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class R6 shares of Putnam Core Equity Fund returned 11.07%. The Fund compares its performance to the Russell 3000 Index, which returned 11.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in CBRE Group, a commercial real estate company.
↑	Overweight position in Walmart, a multinational retail corporation.
↑	Decision to not own Advanced Micro Devices, a semiconductor company.

Top detractors from performance:
↓	Decision to not own Netflix, an entertainment services company.
↓	Overweight position in LAM Research, a semiconductor equipment company.
↓	Overweight position in ConocoPhillips, an oil and natural gas company.
Putnam Core Equity Fund	PAGE 1	39142-ATSR6-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class R6	11.07	17.67	12.43
Russell 3000 Index	11.40	15.12	11.68
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 5/22/2018. Returns for periods before 5/22/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$5,052,537,471
Total Number of Portfolio Holdings*	134
Total Management Fee Paid	$26,720,505
Portfolio Turnover Rate	11%
*	Does not include derivatives, except purchased options, if any.
Putnam Core Equity Fund	PAGE 2	39142-ATSR6-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-advisor by Putnam Management for the Fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective January 31, 2025, the portfolio managers for the Fund are Gerard Sullivan, Arthur Yeager and Walter Scully.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Core Equity Fund	PAGE 3	39142-ATSR6-0625

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Core Equity Fund	PAGE 4	39142-ATSR6-0625

Putnam Core Equity Fund
Class Y [PMYYX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Putnam Core Equity Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$73	0.69%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class Y shares of Putnam Core Equity Fund returned 10.97%. The Fund compares its performance to the Russell 3000 Index, which returned 11.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in CBRE Group, a commercial real estate company.
↑	Overweight position in Walmart, a multinational retail corporation.
↑	Decision to not own Advanced Micro Devices, a semiconductor company.

Top detractors from performance:
↓	Decision to not own Netflix, an entertainment services company.
↓	Overweight position in LAM Research, a semiconductor equipment company.
↓	Overweight position in ConocoPhillips, an oil and natural gas company.
Putnam Core Equity Fund	PAGE 1	39142-ATSY-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class Y	10.97	17.57	12.35
Russell 3000 Index	11.40	15.12	11.68
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$5,052,537,471
Total Number of Portfolio Holdings*	134
Total Management Fee Paid	$26,720,505
Portfolio Turnover Rate	11%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Core Equity Fund	PAGE 2	39142-ATSY-0625

HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-advisor by Putnam Management for the Fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective January 31, 2025, the portfolio managers for the Fund are Gerard Sullivan, Arthur Yeager and Walter Scully.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Core Equity Fund	PAGE 3	39142-ATSY-0625

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending April 30, 2024 and April 30, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $60,327 in April 30, 2024 and $30,578 in April 30, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in April 30, 2024 and $0 in April 30, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $7,556 in April 30, 2024 and $8,344 in April 30, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in April 30, 2024 and $0 in April 30, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $664,363 in April 30, 2024 and $486,647 in April 30, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
Core Equity Fund
Financial Statements and Other Important Information
Annual | April 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 14
Notes to Financial Statements 18
Report of Independent Registered Public Accounting Firm 32
Tax Information 33
Changes In and Disagreements with Accountants 34
Results of Meeting(s) of Shareholders 34
Remuneration Paid to Directors, Officers and Others 34
Board Approval of Management and Subadvisory Agreements 34

PUTNAM FUNDS TRUST
Financial Highlights
Putnam Core Equity Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $37.74 $30.84 $31.57 $34.95 $22.64
Income from investment operations
a
:
Net investment income
b
......................... 0.24 0.26 0.25 0.14 0.19
Net realized and unrealized gains (losses) ........... 3.96 7.48 0.44 (0.31) 12.78
Total from investment operations .................... 4.20 7.74 0.69 (0.17) 12.97
Less distributions from:
Net investment income .......................... (0.20) (0.25) (0.01) (0.26) (0.26)
Net realized gains ............................. (1.61) (0.59) (1.41) (2.95) (0.40)
Total distributions ............................... (1.81) (0.84) (1.42) (3.21) (0.66)
Net asset value, end of year ....................... $40.13 $37.74 $30.84 $31.57 $34.95
Total return
c
................................... 10.69% 25.44% 2.46% (1.21)% 57.85%
Ratios to average net assets
Expenses
d
.................................... 0.94%
e
0.97%
e
0.98% 0.96% 0.98%
Net investment income ........................... 0.57% 0.76% 0.84% 0.41% 0.68%
Supplemental data
Net assets , end of year (000’s) ..................... $2,706,645 $2,600,258 $2,176,484 $2,221,203 $2,338,484
Portfolio turnover rate ............................ 11% 17% 13% 23% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

PUTNAM FUNDS TRUST
Financial Highlights
Putnam Core Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $35.81 $29.31 $30.29 $33.65 $21.83
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.07) —
c
0.03 (0.12) (0.01)
Net realized and unrealized gains (losses) ........... 3.76 7.11 0.40 (0.29) 12.28
Total from investment operations .................... 3.69 7.11 0.43 (0.41) 12.27
Less distributions from:
Net investment income .......................... — (0.02) — — (0.05)
Net realized gains ............................. (1.61) (0.59) (1.41) (2.95) (0.40)
Total distributions ............................... (1.61) (0.61) (1.41) (2.95) (0.45)
Net asset value, end of year ....................... $37.89 $35.81 $29.31 $30.29 $33.65
Total return
d
................................... 9.87% 24.52% 1.69% (1.94)% 56.59%
Ratios to average net assets
Expenses
e
.................................... 1.69%
f
1.72%
f
1.73% 1.71% 1.73%
Net investment income (loss) ...................... (0.18)% 0.01% 0.09% (0.34)% (0.05)%
Supplemental data
Net assets , end of year (000’s) ..................... $139,303 $117,991 $104,751 $131,616 $163,875
Portfolio turnover rate ............................ 11% 17% 13% 23% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

PUTNAM FUNDS TRUST
Financial Highlights
Putnam Core Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $37.31 $30.54 $31.35 $34.77 $22.50
Income from investment operations
a
:
Net investment income
b
......................... 0.13 0.17 0.18 0.06 0.13
Net realized and unrealized gains (losses) ........... 3.91 7.42 0.42 (0.31) 12.69
Total from investment operations .................... 4.04 7.59 0.60 (0.25) 12.82
Less distributions from:
Net investment income .......................... (0.10) (0.23) — (0.22) (0.15)
Net realized gains ............................. (1.61) (0.59) (1.41) (2.95) (0.40)
Total distributions ............................... (1.71) (0.82) (1.41) (3.17) (0.55)
Net asset value, end of year ....................... $39.64 $37.31 $30.54 $31.35 $34.77
Total return .................................... 10.40% 25.17% 2.19% (1.46)% 57.45%
Ratios to average net assets
Expenses
c
..................................... 1.19%
d
1.22%
d
1.23% 1.21% 1.23%
Net investment income ........................... 0.32% 0.48% 0.60% 0.16% 0.45%
Supplemental data
Net assets , end of year (000’s) ..................... $15,633 $14,022 $6,651 $5,193 $3,796
Portfolio turnover rate ............................ 11% 17% 13% 23% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

PUTNAM FUNDS TRUST
Financial Highlights
Putnam Core Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $38.11 $31.13 $31.86 $35.24 $22.82
Income from investment operations
a
:
Net investment income
b
......................... 0.38 0.38 0.36 0.27 0.29
Net realized and unrealized gains (losses) ........... 4.01 7.55 0.44 (0.32) 12.88
Total from investment operations .................... 4.39 7.93 0.80 (0.05) 13.17
Less distributions from:
Net investment income .......................... (0.34) (0.36) (0.12) (0.38) (0.35)
Net realized gains ............................. (1.61) (0.59) (1.41) (2.95) (0.40)
Total distributions ............................... (1.95) (0.95) (1.53) (3.33) (0.75)
Net asset value, end of year ....................... $40.55 $38.11 $31.13 $31.86 $35.24
Total return .................................... 11.07% 25.86% 2.81% (0.87)% 58.37%
Ratios to average net assets
Expenses
c
..................................... 0.62%
d
0.63%
d
0.64% 0.62% 0.63%
Net investment income ........................... 0.89% 1.09% 1.19% 0.75% 1.03%
Supplemental data
Net assets , end of year (000’s) ..................... $100,062 $94,065 $69,099 $66,451 $51,886
Portfolio turnover rate ............................ 11% 17% 13% 23% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

PUTNAM FUNDS TRUST
Financial Highlights
Putnam Core Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $38.07 $31.10 $31.83 $35.22 $22.80
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.35 0.33 0.23 0.26
Net realized and unrealized gains (losses) ........... 4.00 7.55 0.44 (0.32) 12.88
Total from investment operations .................... 4.35 7.90 0.77 (0.09) 13.14
Less distributions from:
Net investment income .......................... (0.32) (0.34) (0.09) (0.35) (0.32)
Net realized gains ............................. (1.61) (0.59) (1.41) (2.95) (0.40)
Total distributions ............................... (1.93) (0.93) (1.50) (3.30) (0.72)
Net asset value, end of year ....................... $40.49 $38.07 $31.10 $31.83 $35.22
Total return .................................... 10.97% 25.77% 2.72% (0.98)% 58.26%
Ratios to average net assets
Expenses
c
..................................... 0.69%
d
0.72%
d
0.73% 0.71% 0.73%
Net investment income ........................... 0.82% 0.99% 1.10% 0.66% 0.93%
Supplemental data
Net assets , end of year (000’s) ..................... $2,090,894 $1,421,116 $827,215 $778,384 $625,574
Portfolio turnover rate ............................ 11% 17% 13% 23% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Funds trust
Schedule of Investments, April 30, 2025
Putnam Core Equity Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.1%
Aerospace & Defense 1.4%
a
Boeing Co. (The) ................................... United States 146,973 $ 26,931,333
a,b
Karman Holdings, Inc. ................................ United States 45,315 1,620,011
Northrop Grumman Corp. ............................. United States 39,926 19,423,999
RTX Corp. ........................................ United States 159,387 20,103,482
68,078,825
Air Freight & Logistics 0.3%
FedEx Corp. ....................................... United States 63,045 13,260,255
Automobiles 1.7%
General Motors Co. .................................. United States 329,491 14,906,173
a
Tesla, Inc. ......................................... United States 259,834 73,314,761
88,220,934
Banks 4.6%
Bank of America Corp. ............................... United States 1,579,475 62,989,463
Citigroup, Inc. ...................................... United States 794,507 54,328,389
Fifth Third Bancorp .................................. United States 323,527 11,627,560
Five Star Bancorp ................................... United States 278,099 7,697,780
JPMorgan Chase & Co. ............................... United States 310,647 75,990,469
UMB Financial Corp. ................................. United States 232,640 22,000,765
234,634,426
Beverages 1.7%
c
Coca-Cola Co. (The) ................................. United States 872,592 63,306,549
Molson Coors Beverage Co., B ......................... United States 400,624 23,047,899
86,354,448
Biotechnology 1.8%
AbbVie, Inc. ....................................... United States 242,105 47,234,686
Amgen, Inc. ....................................... United States 67,184 19,545,169
Regeneron Pharmaceuticals, Inc. ....................... United States 39,509 23,656,409
90,436,264
Broadline Retail 3.6%
a
Amazon.com, Inc. ................................... United States 911,368 168,074,487
eBay, Inc. ......................................... United States 226,287 15,423,722
183,498,209
Capital Markets 5.8%
Ameriprise Financial, Inc. ............................. United States 136,989 64,524,559
Bank of New York Mellon Corp. (The) .................... United States 634,530 51,022,557
b
BlackRock, Inc. ..................................... United States 19,536 17,860,984
Goldman Sachs Group, Inc. (The) ....................... United States 121,429 66,488,449
Jefferies Financial Group, Inc. .......................... United States 162,467 7,592,083
KKR & Co., Inc. ..................................... United States 96,279 11,001,801
Morgan Stanley ..................................... United States 50,484 5,826,863
Raymond James Financial, Inc. ......................... United States 411,632 56,410,049
b
TPG, Inc., A ....................................... United States 255,875 11,885,394
292,612,739
Chemicals 0.6%
DuPont de Nemours, Inc. ............................. United States 150,520 9,932,815
Eastman Chemical Co. ............................... United States 269,077 20,718,929
30,651,744

Putnam Funds trust
Schedule of Investments
Putnam Core Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Commercial Services & Supplies 0.2%
Cintas Corp. ....................................... United States 57,098 $ 12,086,505
Communications Equipment 1.0%
Cisco Systems, Inc. ................................. United States 859,966 49,645,837
Consumer Staples Distribution & Retail 3.1%
Casey's General Stores, Inc. ........................... United States 34,390 15,908,470
a,b
Guardian Pharmacy Services, Inc., A ..................... United States 414,974 10,390,949
Kroger Co. (The) .................................... United States 383,224 27,672,605
Target Corp. ....................................... United States 219,926 21,266,844
Walmart, Inc. ...................................... United States 844,735 82,150,479
157,389,347
Containers & Packaging 0.3%
Amcor plc ......................................... United States 1,695,326 15,596,995
Distributors 0.2%
LKQ Corp. ........................................ United States 290,709 11,107,991
Diversified Consumer Services 0.3%
ADT, Inc. .......................................... United States 630,874 5,059,609
Graham Holdings Co., B .............................. United States 11,259 10,358,843
15,418,452
Diversified REITs 0.2%
Armada Hoffler Properties, Inc. ......................... United States 1,727,559 11,695,575
Diversified Telecommunication Services 0.9%
AT&T, Inc. ......................................... United States 1,578,699 43,729,962
Electric Utilities 2.7%
Constellation Energy Corp. ............................ United States 64,776 14,473,550
NextEra Energy, Inc. ................................. United States 322,040 21,538,035
NRG Energy, Inc. ................................... United States 425,062 46,578,294
PG&E Corp. ....................................... United States 3,287,477 54,309,120
136,898,999
Entertainment 1.4%
Electronic Arts, Inc. .................................. United States 128,826 18,691,364
Universal Music Group NV ............................ Netherlands 917,693 26,985,194
Walt Disney Co. (The) ................................ United States 272,910 24,821,165
70,497,723
Financial Services 6.1%
Apollo Global Management, Inc. ........................ United States 478,009 65,238,668
a,c
Berkshire Hathaway, Inc., B ............................ United States 225,217 120,096,965
Corebridge Financial, Inc. ............................. United States 655,117 19,411,117
Mastercard, Inc., A .................................. United States 192,272 105,376,593
310,123,343
Food Products 0.2%
Hershey Co. (The) .................................. United States 49,639 8,299,144
Ground Transportation 0.9%
Union Pacific Corp. .................................. United States 213,152 45,968,360
Health Care Equipment & Supplies 0.4%
Medtronic plc ...................................... United States 205,905 17,452,508

Putnam Funds trust
Schedule of Investments
Putnam Core Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Nyxoah SA ........................................ Belgium 282,458 $ 1,734,292
19,186,800
Health Care Providers & Services 3.7%
a
Ardent Health Partners, Inc. ........................... United States 790,636 10,064,796
CVS Health Corp. ................................... United States 276,519 18,446,583
Elevance Health, Inc. ................................ United States 31,397 13,204,950
HCA Healthcare, Inc. ................................. United States 35,826 12,362,836
McKesson Corp. .................................... United States 83,493 59,512,976
a
Tenet Healthcare Corp. ............................... United States 153,858 21,994,001
UnitedHealth Group, Inc. .............................. United States 123,564 50,839,172
186,425,314
Hotels, Restaurants & Leisure 2.0%
Bloomin' Brands, Inc. ................................ United States 323,568 2,595,015
a
First Watch Restaurant Group, Inc. ...................... United States 346,110 6,112,303
Hilton Worldwide Holdings, Inc. ......................... United States 129,489 29,197,180
McDonald's Corp. ................................... United States 108,204 34,587,408
b,c
Vail Resorts, Inc. .................................... United States 71,721 9,983,563
a,b
Viking Holdings Ltd. ................................. United States 507,998 20,843,158
103,318,627
Household Durables 0.8%
PulteGroup, Inc. .................................... United States 381,002 39,083,185
Household Products 0.9%
Procter & Gamble Co. (The) ........................... United States 271,138 44,078,905
Industrial Conglomerates 0.5%
Honeywell International, Inc. ........................... United States 128,575 27,065,038
Insurance 0.9%
Arch Capital Group Ltd. ............................... United States 306,522 27,795,415
Assured Guaranty Ltd. ............................... United States 193,236 16,952,594
44,748,009
Interactive Media & Services 6.0%
Alphabet, Inc., C .................................... United States 1,026,929 165,222,607
Meta Platforms, Inc., A ............................... United States 251,767 138,220,083
303,442,690
IT Services 1.7%
a
Gartner, Inc. ....................................... United States 67,425 28,391,319
a
GoDaddy, Inc., A .................................... United States 151,284 28,491,316
International Business Machines Corp. ................... United States 124,935 30,211,781
87,094,416
Life Sciences Tools & Services 0.5%
a
Bio-Rad Laboratories, Inc., A ........................... United States 42,191 10,297,979
Thermo Fisher Scientific, Inc. .......................... United States 32,555 13,966,095
24,264,074
Machinery 1.8%
Deere & Co. ....................................... United States 38,989 18,073,741
c
Otis Worldwide Corp. ................................ United States 635,366 61,166,685
Snap-on, Inc. ...................................... United States 30,357 9,526,330
88,766,756

Putnam Funds trust
Schedule of Investments
Putnam Core Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media 0.6%
a,b
Charter Communications, Inc., A ........................ United States 23,591 $ 9,244,369
Comcast Corp., A ................................... United States 301,680 10,317,456
New York Times Co. (The), A ........................... United States 248,926 12,959,088
32,520,913
Metals & Mining 0.9%
Freeport-McMoRan, Inc. .............................. United States 696,799 25,105,668
Nucor Corp. ....................................... United States 185,132 22,099,207
47,204,875
Mortgage Real Estate Investment Trusts (REITs) 0.3%
b
Starwood Property Trust, Inc. .......................... United States 849,906 16,309,696
Office REITs 0.2%
Highwoods Properties, Inc. ............................ United States 368,043 10,467,143
Oil, Gas & Consumable Fuels 2.4%
a
Antero Resources Corp. .............................. United States 550,926 19,188,753
ConocoPhillips ..................................... United States 420,738 37,496,170
Exxon Mobil Corp. ................................... United States 501,276 52,949,784
b
Permian Resources Corp., A ........................... United States 1,042,469 12,301,134
121,935,841
Passenger Airlines 0.7%
Southwest Airlines Co. ............................... United States 1,217,868 34,051,589
Personal Care Products 0.5%
Kenvue, Inc. ....................................... United States 961,134 22,682,762
Pharmaceuticals 3.6%
AstraZeneca plc, ADR ................................ United Kingdom 208,207 14,947,181
Eli Lilly & Co. ...................................... United States 87,579 78,729,142
Johnson & Johnson ................................. United States 306,041 47,837,269
Merck & Co., Inc. ................................... United States 374,027 31,867,100
Royalty Pharma plc, A ................................ United States 241,128 7,913,821
181,294,513
Real Estate Management & Development 1.4%
a
CBRE Group, Inc., A ................................. United States 489,251 59,776,687
a
CoStar Group, Inc. .................................. United States 135,846 10,075,698
69,852,385
Semiconductors & Semiconductor Equipment 8.0%
Broadcom, Inc. ..................................... United States 445,143 85,676,673
Intel Corp. ......................................... United States 509,920 10,249,392
Lam Research Corp. ................................. United States 553,634 39,678,949
NVIDIA Corp. ...................................... United States 2,215,630 241,326,420
QUALCOMM, Inc. ................................... United States 181,368 26,925,893
403,857,327
Software 8.3%
a
Adobe, Inc. ........................................ United States 52,525 19,695,825
a
Fair Isaac Corp. .................................... United States 4,690 9,331,599
Microsoft Corp. ..................................... United States 739,176 292,166,706
a,b
NCR Voyix Corp. .................................... United States 417,416 3,577,255
Oracle Corp. ....................................... United States 353,013 49,675,989
Salesforce, Inc. ..................................... United States 161,308 43,345,073
417,792,447

Putnam Funds trust
Schedule of Investments
Putnam Core Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialized REITs 0.8%
Gaming and Leisure Properties, Inc. ..................... United States 806,693 $ 38,608,327
Specialty Retail 1.7%
Best Buy Co., Inc. ................................... United States 250,869 16,730,454
a
Floor & Decor Holdings, Inc., A ......................... United States 40,895 2,921,539
Home Depot, Inc. (The) ............................... United States 56,791 20,472,587
Lowe's Cos., Inc. .................................... United States 215,327 48,138,504
88,263,084
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc. ........................................ United States 1,367,108 290,510,450
Textiles, Apparel & Luxury Goods 0.2%
a
Lululemon Athletica, Inc. .............................. United States 38,560 10,440,891
Trading Companies & Distributors 0.5%
United Rentals, Inc. .................................. United States 37,374 23,599,812
Total Common Stocks (Cost $2,652,041,659) ..................................
4,753,071,946
Management Investment Companies 0.9%
Capital Markets 0.9%
a,b
iShares Expanded Tech-Software Sector ETF .............. United States 482,046 46,310,159
a
Total Management Investment Companies (Cost $27,303,181) ..................
46,310,159
Total Long Term Investments (Cost $2,679,344,840) ...........................
4,799,382,105
a
Short Term Investments 6.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.3%
d,e
U.S. Treasury Bills ,
3.94%, 5/15/25 ................................... United States 1,600,000 1,597,380
4.13%, 10/02/25 ................................... United States 15,600,000 15,327,755
16,925,135
Total U.S. Government and Agency Securities (Cost $16,926,895) ...............
16,925,135
a a a
Commercial Papers 0.5%
e
Atlantic Asset Securitization LLC, 4.48%, 7/22/25 ........... United States 25,000,000 24,744,238
Total Commercial Papers (Cost $24,749,444) .................................
24,744,238
Shares
Money Market Funds 4.3%
f,g
Putnam Government Money Market Fund, Class G, 4.43% .... United States 20,826,707 20,826,707
f,h
Putnam Short Term Investment Fund, Class P, 4.468% ....... United States 197,369,048 197,369,048
Total Money Market Funds (Cost $218,195,755) ...............................
218,195,755

Putnam Funds trust
Schedule of Investments
Putnam Core Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
i
Investments from Cash Collateral Received for
Loaned Securities 1.8%
Money Market Funds 1.8%
f,h
Putnam Cash Collateral Pool, LLC, 4.502% ................ United States 91,911,951 $ 91,911,951
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $91,911,951) .........................................................
91,911,951
Total Short Term Investments (Cost $351,784,045 ) .............................
351,777,079
a
Total Investments (Cost $3,031,128,885) 101.9% ..............................
$5,151,159,184
Options Written (0.0)%
†
....................................................
(1,728,076)
Other Assets, less Liabilities (1.9)% .........................................
(96,893,637)
Net Assets 100.0% .........................................................
$5,052,537,471
a a a
Number of
Contracts
Notional
Amount
#
j
Options Written (0.0)%
†
Calls - Over-the-Counter
Equity Options (0.0)%
†
Berkshire Hathaway, Inc., Counterparty MSCO, June Strike Price
$515.00, Expires 6/20/25 ............................ 24,907,975 13,282,177,669 (1,565,337)
Coca-Cola Co. (The), Counterparty MSCO, May Strike Price
$75.00, Expires 5/30/25 ............................. 12,329,925 894,536,059 (86,352)
Otis Worldwide Corp., Counterparty CITI, May Strike Price
$105.00, Expires 5/16/25 ............................ 18,270,630 1,758,913,550 (2,279)
Vail Resorts, Inc., Counterparty GSCO, July Strike Price $170.00,
Expires 7/18/25 ................................... 12,192,570 1,697,205,744 (74,108)
(1,728,076)
Total Options Written (Premiums received $1,434,156) .........................
$ (1,728,076)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at April 30, 2025. See Note 1(c).
c
A portion or all of the security is held in connection with written option contracts open at year end.
d
A portion or all of the security has been segregated as collateral for certain derivative contracts. At April 30, 2025, the aggregate value of these securities pledged amounted to $16,401,408, representing 0.3% net assets.
e
The rate shown represents the yield at period end.
f
See Note 3(g) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
The rate shown is the annualized seven-day yield at period end.
i
See Note 1(c) regarding securities on loan.
j
See Note 1(d) regarding written options.

Putnam Funds trust
Schedule of Investments
Putnam Core Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At April 30, 2025, the Fund had the following futures contracts outstanding. See Note 1(d).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
Russell 2000 E-Mini Index ...................... Long 570 $ 56,139,300 6/20/25 $ (979,834)
S&P 500 E-Mini Index ......................... Long 376 105,035,600 6/20/25 162,373
Total Futures Contracts ...................................................................... $(817,461)
*
As of period end.
See Note 7 regarding other derivative information.
See A bbreviations on page 31 .

Putnam Funds trust
Financial Statements
Statement of Assets and Liabilities
April 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Core
Equity Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,721,021,179
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 310,107,706
Value - Unaffiliated issuers (Includes securities loaned of $ 89,858,228 ) ................................. $4,841,051,478
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 310,107,706
Cash .................................................................................... 176,054
Receivables:
Investment securities sold (Includes securities loaned $ 3,649 ) ........................................ 16,440
Capital shares sold ........................................................................ 4,122,228
Dividends ............................................................................... 2,426,661
Prepaid expenses .......................................................................... 448,422
Total assets .......................................................................... 5,158,348,989
Liabilities:
Payables:
Investment securities purchased .............................................................. 3,998,558
Capital shares redeemed ................................................................... 2,300,403
Management fees ......................................................................... 2,194,648
Administrative fees ........................................................................ 21,484
Distribution fees .......................................................................... 657,635
Transfer agent fees ........................................................................ 1,506,072
Trustees' fees and expenses ................................................................. 534,198
Variation margin on futures contracts ........................................................... 315,944
Options written, at value (premiums received $ 1,434,156 ) ............................................ 1,728,076
Payable upon return of securities loaned (Note 1 c ) .................................................. 91,911,951
Accrued expenses and other liabilities ........................................................... 642,549
Total liabilities ......................................................................... 105,811,518
Net assets, at value ................................................................. $5,052,537,471
Net assets consist of:
Paid-in capital ............................................................................. $2,835,785,132
Total distributable earnings (losses) ............................................................. 2,216,752,339
Net assets, at value ................................................................. $5,052,537,471

Putnam Funds trust
Financial Statements
Statement of Assets and Liabilities
(continued)
April 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Core
Equity Fund
Class A:
Net assets, at value ....................................................................... $2,706,645,358
Shares outstanding ........................................................................ 67,448,933
Net asset value per share
a ,b
.................................................................. $40.13
Maximum offering price per share (net asset value per share ÷ 94 .25% )
b
................................ $42.58
Class C:
Net assets, at value ....................................................................... $139,303,421
Shares outstanding ........................................................................ 3,676,718
Net asset value and maximum offering price per share
a ,b
............................................ $37.89
Class R:
Net assets, at value ....................................................................... $15,632,937
Shares outstanding ........................................................................ 394,416
Net asset value and maximum offering price per share
b
............................................. $39.64
Class R6:
Net assets, at value ....................................................................... $100,061,825
Shares outstanding ........................................................................ 2,467,503
Net asset value and maximum offering price per share
b
............................................. $40.55
Class Y:
Net assets, at value ....................................................................... $2,090,893,930
Shares outstanding ........................................................................ 51,634,603
Net asset value and maximum offering price per share
b
............................................. $40.49
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Funds trust
Financial Statements
Statement of Operations
for the year ended April 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Core
Equity Fund
Investment income:
Dividends: (net of foreign taxes of $50,055)
Unaffiliated issuers ........................................................................ $61,284,987
Non-controlled affiliates (Note 3 g ) ............................................................. 11,475,335
Interest:
Unaffiliated issuers ........................................................................ 2,192,611
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (3,529,404)
Non-controlled affiliates (Note 3 g ) ............................................................. 3,862,515
Total investment income ................................................................... 75,286,044
Expenses:
Management fees (Note 3 a ) ................................................................... 26,785,871
Administrative fees (Note 3 b ) .................................................................. 86,210
Distribution fees: (Note 3c )
Class A ................................................................................ 7,142,731
Class B ................................................................................ 13,924
Class C ................................................................................ 1,397,406
Class R ................................................................................ 72,714
Transfer agent fees: (Note 3e )
Class A ................................................................................ 3,571,979
Class B ................................................................................ 1,794
Class C ................................................................................ 174,644
Class R ................................................................................ 18,180
Class R6 ............................................................................... 56,735
Class Y ................................................................................ 2,332,243
Custodian fees ............................................................................ 49,692
Reports to shareholders fees .................................................................. 340,971
Registration and filing fees .................................................................... 238,323
Professional fees ........................................................................... 491,018
Trustees' fees and expenses .................................................................. 160,295
Other .................................................................................... 68,631
Total expenses ......................................................................... 43,003,361
Expense reductions ..................................................................... (8,729)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (105,923)
Net expenses ......................................................................... 42,888,709
Net investment income ................................................................ 32,397,335
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 181,300,799
Written options ........................................................................... (1,142,790)
Foreign currency transactions ................................................................ 2,215
Futures contracts ......................................................................... (9,629,713)
Net realized gain (loss) .................................................................. 170,530,511
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 231,247,011
Written options ........................................................................... (240,520)
Futures contracts ......................................................................... 5,706,640
Net change in unrealized appreciation (depreciation) ............................................ 236,713,131
Net realized and unrealized gain (loss) ............................................................ 407,243,642
Net increase (decrease) in net assets resulting from operations .......................................... $439,640,977

Putnam Funds trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Core Equity Fund
Year Ended
April 30, 2025
Year Ended
April 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $32,397,335 $30,051,458
Net realized gain (loss) ................................................. 170,530,511 98,125,147
Net change in unrealized appreciation (depreciation) ........................... 236,713,131 709,894,431
Net increase (decrease) in net assets resulting from operations ................ 439,640,977 838,071,036
Distributions to shareholders:
Class A ............................................................. (120,953,614) (58,344,784)
Class B ............................................................. — (111,304)
Class C ............................................................. (5,733,399) (2,082,966)
Class R ............................................................. (576,716) (253,058)
Class R6 ............................................................ (5,607,976) (2,224,102)
Class Y ............................................................. (88,223,520) (30,112,295)
Total distributions to shareholders .......................................... (221,095,225) (93,128,509)
Capital share transactions: (Note 2 )
Class A ............................................................. (53,690,501) (60,395,924)
Class B ............................................................. (4,994,684) (7,364,459)
Class C ............................................................. 16,020,100 (9,137,993)
Class R ............................................................. 875,912 5,486,600
Class R6 ............................................................ (990,279) 8,977,722
Class Y ............................................................. 624,718,015 374,889,323
Total capital share transactions ............................................ 581,938,563 312,455,269
Net increase (decrease) in net assets ................................... 800,484,315 1,057,397,796
Net assets:
Beginning of year ....................................................... 4,252,053,156 3,194,655,360
End of year ........................................................... $5,052,537,471 $4,252,053,156

Putnam Funds Trust
Notes to Financial Statements
Putnam Core Equity Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of sixteen separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Core Equity Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R,
Class R6 and Class Y. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Core Equity Fund
(continued)
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At April 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Core Equity Fund
(continued)
agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At April 30, 2025, the Fund had OTC
derivatives in a net liability position of $1,728,076 and the aggregate value of collateral pledged for such contracts was
$1,717,494.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to equity price
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
1. Organization and Significant Accounting Policies
(continued)
c. Securities Lending
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Core Equity Fund
(continued)
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to equity volatility risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 7 regarding other derivative information.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Core Equity Fund
(continued)
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
April 30, 2025
Year Ended
April 30, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 3,554,226 $150,058,272 3,878,490 $133,453,609
Shares issued in reinvestment of distributions .......... 2,569,990 114,082,288 1,626,298 54,887,542
Shares redeemed ............................... (7,571,945) (317,831,061) (7,192,459) (248,737,075)
Net increase (decrease) .......................... (1,447,729) $(53,690,501) (1,687,671) $(60,395,924)
Class B Shares:
*
Shares sold ................................... 64 $2,241 2,800 $96,667
Shares issued in reinvestment of distributions .......... — — 3,441 110,879
Shares redeemed ............................... (128,125) (4,996,925) (234,024) (7,572,005)
Net increase (decrease) .......................... (128,061) $(4,994,684) (227,783) $(7,364,459)
Class C Shares:
Shares sold ................................... 1,153,804 $46,314,438 1,290,283 $41,800,667
Shares issued in reinvestment of distributions .......... 128,104 5,385,482 61,826 1,985,853
Shares redeemed
a
.............................. (900,293) (35,679,820) (1,631,307) (52,924,513)
Net increase (decrease) .......................... 381,615 $16,020,100 (279,198) $(9,137,993)
Class R Shares:
Shares sold ................................... 149,361 $6,199,735 190,881 $6,650,152
Shares issued in reinvestment of distributions .......... 13,140 576,716 7,577 253,058
Shares redeemed ............................... (143,956) (5,900,539) (40,350) (1,416,610)
Net increase (decrease) .......................... 18,545 $875,912 158,108 $5,486,600
Class R6 Shares:
Shares sold ................................... 1,147,002 $48,643,399 1,026,688 $37,499,993
Shares issued in reinvestment of distributions .......... 114,013 5,108,928 63,949 2,176,811
Shares redeemed ............................... (1,261,488) (54,742,606) (842,603) (30,699,082)
Net increase (decrease) .......................... (473) $(990,279) 248,034 $8,977,722
1. Organization and Significant Accounting Policies
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Core Equity Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
Year Ended
April 30, 2025
Year Ended
April 30, 2024
Shares Amount Shares Amount
Class Y Shares:
Shares sold ................................... 21,453,817 $922,907,372 16,974,199 $596,852,549
Shares issued in reinvestment of distributions .......... 1,816,137 81,272,148 839,498 28,551,312
Shares redeemed ............................... (8,965,074) (379,461,505) (7,085,258) (250,514,538)
Net increase (decrease) .......................... 14,304,880 $624,718,015 10,728,439 $374,889,323
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investments Limited (PIL) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Retail Management Limited Partnership (Putnam Retail
Management)
Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.710% of the first $5 billion,
0.660% of the next $5 billion,
0.610% of the next $10 billion,
0.560% of the next $10 billion,
0.510% of the next $50 billion,
0.490% of the next $50 billion,
0.480% of the next $100 billion and
0.475% of any excess thereafter.
2. Shares of Beneficial Interest
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Core Equity Fund
(continued)
For the year ended April 30, 2025, the gross effective investment management fee rate was 0.536% of the Fund’s average daily net assets.
Effective July 15, 2024, Putnam Management retained Advisers as subadvisor for the Fund pursuant to a new subadvisory agreement. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam
Management pays a monthly fee to Advisers based on the costs of Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Effective November 1, 2024, under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund. Prior to November 1, 2024, PIL provided subadvisory services to the Fund. Effective November 1, 2024,
PIL merged into FTIML, and PIL investment professionals became employees of FTIML.
b. Administrative Fees
Effective June 1, 2024, under an agreement with Putnam Management, FT Services provides administrative services to the
Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors, or for periods prior to August 2, 2024, Putnam Retail
Management, for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
For the period from August 2, 2024 through April 30, 2025, Distributors received net commissions of $218,670 from the sale of Class A shares and received no monies and $12,418 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively. For the period May 1, 2024 through August 1, 2024, Putnam Retail Management received net commissions of $49,113 from the sale of Class A shares and received no monies and $2,279 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively. A deferred sales charge of up to 1.00% is accessed on certain redemptions Class A shares. For the period from August 2, 2024 through April 30, 2025, Distributors received $352 on
Class A redemptions. For the period from May 1, 2024 through August 1, 2024, Putnam Retail Management received $1,292 on Class A redemptions.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class B ................................................................... 1.00% 1.00%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Core Equity Fund
(continued)
e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class B, Class C, Class R, Class R6 and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the
Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended April 30, 2025, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Core Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 4.43% . $— $276,973,848 $(256,147,141) $— $— $20,826,707 20,826,707 $1,144,747
Putnam Short Term Investment
Fund, Class P, 4.468% ...... 182,256,342 389,129,624 (374,016,918) — — 197,369,048 197,369,048 10,330,588
3. Transactions with Affiliates
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Core Equity Fund
(continued)
h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through August 30, 2025, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-
related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of
0.20% of the Fund’s average net assets over such fiscal year-to-date period.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended April 30, 2025, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
The tax character of distributions paid during the years ended April 30, 2025 and 2024, was as follows:
At April 30, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Core Equity Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.502% ............. $92,100,400 $995,621,693 $(995,810,142) $— $— $91,911,951 91,911,951 $3,862,515
Total Affiliated Securities ... $274,356,742 $1,661,725,165 $(1,625,974,201) $— $— $310,107,706 $15,337,850
2025 2024
Distributions paid from:
Ordinary income .......................................................... $43,103,609 $29,449,362
Long term capital gain ...................................................... 177,991,616 63,679,147
$221,095,225 $93,128,509
Cost of investments .......................................................................... $3,050,004,676
Unrealized appreciation ........................................................................ $2,200,044,133
Unrealized depreciation ........................................................................ (101,435,162)
Net unrealized appreciation (depreciation) .......................................................... $2,098,608,971
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Core Equity Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and tax straddles.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2025, aggregated
$873,931,504 and $516,845,147, respectively.
At April 30, 2025, in connection with securities lending transactions, the Fund loaned equity investments and received
$91,911,951 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Other Derivative Information
At April 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended April 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
Distributable earnings:
Undistributed ordinary income ................................................................... $62,252,832
Undistributed long term capital gains .............................................................. 55,890,535
Total distributable earnings ..................................................................... $118,143,367
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Core Equity Fund
Equity contracts ...........
Investments in securities, at value $ — Options written, at value $ 1,728,076
Variation margin on futures
contracts
162,373
a
Variation margin on futures
contracts
979,834
a
Total .................... $162,373 $2,707,910
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam Core Equity Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity contracts ..............
Investments $353,245
a
Investments $893,841
a
Written options (1,142,790) Written options (240,520)
5. Income Taxes
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Core Equity Fund
(continued)
For the year ended April 30, 2025, the average month end notional amount of futures contracts and options represented
$190,800,232 and $1,002,073,297, respectively.
See Note 1(d) regarding derivative financial instruments.
8. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment Funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam Funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating Funds and a $75,000 fee was paid by the participating Funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating Funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Futures contracts (9,629,713) Futures contracts 5,706,640
Total ....................... $(10,419,258) $6,359,961
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation)  on investments in the
Statement of Operations.
7. Other Derivative Information
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Core Equity Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Core Equity Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 68,078,825 $ — $ — $ 68,078,825
Air Freight & Logistics ................... 13,260,255 — — 13,260,255
Automobiles .......................... 88,220,934 — — 88,220,934
Banks ............................... 234,634,426 — — 234,634,426
Beverages ........................... 86,354,448 — — 86,354,448
Biotechnology ......................... 90,436,264 — — 90,436,264
Broadline Retail ....................... 183,498,209 — — 183,498,209
Capital Markets ........................ 292,612,739 — — 292,612,739
Chemicals ........................... 30,651,744 — — 30,651,744
Commercial Services & Supplies ........... 12,086,505 — — 12,086,505
Communications Equipment .............. 49,645,837 — — 49,645,837
Consumer Staples Distribution & Retail ...... 157,389,347 — — 157,389,347
Containers & Packaging ................. 15,596,995 — — 15,596,995
Distributors ........................... 11,107,991 — — 11,107,991
Diversified Consumer Services ............ 15,418,452 — — 15,418,452
Diversified REITs ...................... 11,695,575 — — 11,695,575
Diversified Telecommunication Services ..... 43,729,962 — — 43,729,962
Electric Utilities ........................ 136,898,999 — — 136,898,999
Entertainment ......................... 43,512,529 26,985,194 — 70,497,723
Financial Services ...................... 310,123,343 — — 310,123,343
Food Products ........................ 8,299,144 — — 8,299,144
Ground Transportation .................. 45,968,360 — — 45,968,360
Health Care Equipment & Supplies ......... 19,186,800 — — 19,186,800
Health Care Providers & Services .......... 186,425,314 — — 186,425,314
Hotels, Restaurants & Leisure ............. 103,318,627 — — 103,318,627
Household Durables .................... 39,083,185 — — 39,083,185
Household Products .................... 44,078,905 — — 44,078,905
Industrial Conglomerates ................ 27,065,038 — — 27,065,038
Insurance ............................ 44,748,009 — — 44,748,009
Interactive Media & Services .............. 303,442,690 — — 303,442,690
IT Services ........................... 87,094,416 — — 87,094,416
Life Sciences Tools & Services ............ 24,264,074 — — 24,264,074
Machinery ............................ 88,766,756 — — 88,766,756
Media ............................... 32,520,913 — — 32,520,913
Metals & Mining ....................... 47,204,875 — — 47,204,875
Mortgage Real Estate Investment Trusts
(REITs) ............................ 16,309,696 — — 16,309,696
Office REITs .......................... 10,467,143 — — 10,467,143
Oil, Gas & Consumable Fuels ............. 121,935,841 — — 121,935,841
Passenger Airlines ..................... 34,051,589 — — 34,051,589
Personal Care Products ................. 22,682,762 — — 22,682,762
Pharmaceuticals ....................... 181,294,513 — — 181,294,513
9. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Core Equity Fund
(continued)
10. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Putnam Core Equity Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Real Estate Management & Development .... $ 69,852,385 $ — $ — $ 69,852,385
Semiconductors & Semiconductor Equipment . 403,857,327 — — 403,857,327
Software ............................. 417,792,447 — — 417,792,447
Specialized REITs ...................... 38,608,327 — — 38,608,327
Specialty Retail ........................ 88,263,084 — — 88,263,084
Technology Hardware, Storage & Peripherals . 290,510,450 — — 290,510,450
Textiles, Apparel & Luxury Goods .......... 10,440,891 — — 10,440,891
Trading Companies & Distributors .......... 23,599,812 — — 23,599,812
Management Investment Companies ......... 46,310,159 — — 46,310,159
Short Term Investments ................... 310,107,706 41,669,373 — 351,777,079
Total Investments in Securities ........... $5,082,504,617 $68,654,567
a
$— $5,151,159,184
Other Financial Instruments:
Futures Contracts ....................... $162,373 $— $— $162,373
Total Other Financial Instruments ......... $162,373 $— $— $162,373
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $1,728,076 $— $1,728,076
Futures Contracts ........................ 979,834 — — 979,834
Total Other Financial Instruments ......... $979,834 $1,728,076 $— $2,707,910
a
Includes foreign securities valued at $26,985,194, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Core Equity Fund
(continued)
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
MSCO
Morgan Stanley
Selected Portfolio
ADR American Depositary Receipt
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust

Putnam Funds trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Putnam Funds Trust and Shareholders of Putnam Core Equity Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam Core
Equity Fund (one of the funds constituting Putnam Funds Trust, referred to hereafter as the "Fund") as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statement of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
June 20, 2025
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

PUTNAM FUNDS TRUST
Tax Information (unaudited)

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Annual Report
Putnam Core Equity Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended April 30, 2025:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $177,991,616
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $54,248,898
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $56,629,863
Section 163(j) Interest Earned §163(j) $7,701,072

Putnam Funds Trust

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable

39142-AFSOI 06/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz

Principal Executive Officer

Date:	June 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz

Principal Executive Officer

Date:	June 26, 2025

By:	/s/ Jeffrey White

Jeffrey White

Principal Financial Officer

Date:	June 26, 2025